JOINT VENTURES - Changes in joint ventures investments and affiliates (Details) - USD ($)		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
JOINT VENTURES
As of the beginning of the year		$ 23,350,125	$ 17,059,757	$ 30,580,943
Adjustment of opening net book amount for the application of IAS 29			8,328,794
Monetary contributions			129,340
Non-monetary contributions		250,000	94,355	679,510
Parent company investment			294,041	121,479
Loss of control of Indrasa Biotecnolog?a S.A.			10,591
Acquisition of control of Semya S.A.			(3,684,585)
Revaluation of property, plant and equipment	[1]	521,406	94,009	1,679,818
Foreign currency translation		(3,494,761)	11,337	(13,865,192)
Share of profit or loss		2,477,193	1,012,486	(2,136,801)
As of the end of the year		$ 23,103,963	$ 23,350,125	$ 17,059,757

[1]	The tax effect of the revaluation of property, plant and equipment of joint ventures and associates was $223,460, $47,005 and $839,909 for the years ended June 30, 2020, 2019 and 2018, respectively.